INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	$ 14,140
Balance on end of year	13,169	$ 14,140
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	17,448	17,448
Additions	0	0
Balance on end of year	17,448	17,448
Cost [Member] | Pipeline Products [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	7,028	7,028
Additions	0	0
Balance on end of year	7,028	7,028
Cost [Member] | Potential Products [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	4,920	4,920
Additions	0	0
Balance on end of year	4,920	4,920
Cost [Member] | Microorganisms Collection [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	5,500	5,500
Additions	0	0
Balance on end of year	5,500	5,500
Accumulated depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	(3,308)	(2,241)
Additions	971	1,067
Balance on end of year	(4,279)	(3,308)
Amortized cost on end of year	13,169	14,140
Accumulated depreciation [Member] | Pipeline Products [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	(1,374)	(971)
Additions	403	403
Balance on end of year	(1,777)	(1,374)
Amortized cost on end of year	5,251	5,654
Accumulated depreciation [Member] | Potential Products [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	(862)	(609)
Additions	253	253
Balance on end of year	(1,115)	(862)
Amortized cost on end of year	3,805	4,058
Accumulated depreciation [Member] | Microorganisms Collection [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	(1,072)	(661)
Additions	315	411
Balance on end of year	(1,387)	(1,072)
Amortized cost on end of year	$ 4,113	$ 4,428